Financial Derivatives (Derivative Assets and Liabilitites Offsetting) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Derivative Asset, Gross Fair Value	$ 4,616	$ 4,941
Derivative Asset, Fair Value Offset Amount	(2,460)	(2,554)
Derivative Asset, Cash Collateral	(657)	(551)
Derivative Asset, Net Fair Value	1,499	1,836
Offsetting Liabilities [Line Items]
Derivative Liability, Gross Fair Value	3,839	3,802
Derivative Liability, Fair Value Offset Amount	(2,460)	(2,554)
Derivative Liability, Cash Collateral	(484)	(608)
Derivative Liability, Net Fair Value	895	640
Liability [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Gross Fair Value	3,839	3,802
Derivative Liability, Fair Value Offset Amount	2,460	2,554
Derivative Liability, Cash Collateral	484	608
Derivative Liability, Net Fair Value	895	640
Derivative Liability, Net	895	640
Assets [Member]
Offsetting Assets [Line Items]
Derivative Asset, Gross Fair Value	4,616	4,941
Derivative Asset, Fair Value Offset Amount	2,460	2,554
Derivative Asset, Cash Collateral	657	551
Derivative Asset, Net Fair Value	1,499	1,836
Derivative Asset, Securities Collateral Held Under Master Netting Agreements	62	180
Derivative Asset, Net	1,437	1,656
Interest Rate Contracts [Member] | Liability [Member] | Exchange Cleared, Liability [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Gross Fair Value	1,060	855
Derivative Liability, Fair Value Offset Amount	940	779
Derivative Liability, Cash Collateral	25	57
Derivative Liability, Net Fair Value	95	19
Derivative Liability, Net	95	19
Interest Rate Contracts [Member] | Liability [Member] | Exchange Traded, Liability [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Gross Fair Value	1	1
Derivative Liability, Net Fair Value	1	1
Derivative Liability, Net	1	1
Interest Rate Contracts [Member] | Liability [Member] | Over The Counter, Liability [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Gross Fair Value	2,064	2,276
Derivative Liability, Fair Value Offset Amount	1,395	1,687
Derivative Liability, Cash Collateral	431	530
Derivative Liability, Net Fair Value	238	59
Derivative Liability, Net	238	59
Interest Rate Contracts [Member] | Assets [Member] | Exchange Cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Gross Fair Value	1,498	1,003
Derivative Asset, Fair Value Offset Amount	940	779
Derivative Asset, Cash Collateral	480	195
Derivative Asset, Net Fair Value	78	29
Derivative Asset, Net	78	29
Interest Rate Contracts [Member] | Assets [Member] | Exchange Traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Gross Fair Value	9
Derivative Asset, Net Fair Value	9
Derivative Asset, Net	9
Interest Rate Contracts [Member] | Assets [Member] | Over The Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Gross Fair Value	2,702	3,652
Derivative Asset, Fair Value Offset Amount	1,358	1,645
Derivative Asset, Cash Collateral	164	342
Derivative Asset, Net Fair Value	1,180	1,665
Derivative Asset, Securities Collateral Held Under Master Netting Agreements	62	178
Derivative Asset, Net	1,118	1,487
Foreign Exchange [Member] | Liability [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Gross Fair Value	714	670
Derivative Liability, Fair Value Offset Amount	125	88
Derivative Liability, Cash Collateral	28	21
Derivative Liability, Net Fair Value	561	561
Derivative Liability, Net	561	561
Foreign Exchange [Member] | Assets [Member]
Offsetting Assets [Line Items]
Derivative Asset, Gross Fair Value	407	286
Derivative Asset, Fair Value Offset Amount	162	130
Derivative Asset, Cash Collateral	13	14
Derivative Asset, Net Fair Value	232	142
Derivative Asset, Securities Collateral Held Under Master Netting Agreements		2
Derivative Asset, Net	$ 232	$ 140